NUVEEN NWQ FLEXIBLE INCOME FUND

SUPPLEMENT DATED JUNE 7, 2013

TO THE SUMMARY PROSPECTUS DATED JANUARY 31, 2013

Effective June 7, 2013, Kevin Hunter is no longer a portfolio manager for the fund. Michael Carne will continue to serve as portfolio manager for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-NFIS-0613P